leases (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues	$ 5	$ 5	$ 9	$ 9
Other sublet revenue included in other income	2	2	3	3
Lease payments	$ 159	$ 143	$ 319	$ 282